Shareholder’s Equity (Details) - USD ($)							12 Months Ended
	Jan. 31, 2025	Jun. 11, 2024	May 10, 2024	Apr. 29, 2024	Jun. 03, 2020	Apr. 15, 2019	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 26, 2023	Apr. 07, 2022
Shareholder’s Equity [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.24	$ 0.24
Purchase price (in Dollars)								$ 2,589,600	$ 7,325,000
Common stock shares outstanding							5,855,009	1,743,362			12
Common stock shares issued							5,855,009	1,743,362			12
Purchase of warrants					15,625					996,000
Aggregate share percentage					6.50%	6.00%
Sale of stock units					1,250
Exercise price (in Dollars per share)					$ 616.8					$ 5.2
Statutory accounts percentage							10.00%
Reserve fund percentage							50.00%
Jiuxin Investment [Member]
Shareholder’s Equity [Line Items]
Surrender for no consideration	2,548,353
Common Stock [Member]
Shareholder’s Equity [Line Items]
Shares issued								498,000	297,500
Purchase price (in Dollars)								$ 119,520	$ 71,400
Investor [Member] | Share Purchase Agreements [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Shares issued		1,980,000	1,610,000	900,000
Ordinary shares par value (in Dollars per share)		$ 0.24	$ 0.24	$ 0.24
Shares issued per share (in Dollars per share)		$ 1.7	$ 1.7	$ 1.7
Purchase price (in Dollars)		$ 3,366,000	$ 2,737,000	$ 1,530,000
Ridgeline [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Common stock shares outstanding	2,225,000
Common stock shares issued	2,225,000
Private Placement [Member]
Shareholder’s Equity [Line Items]
Purchase of warrants						12,501
Warrant [Member]
Shareholder’s Equity [Line Items]
Sale of stock units						1,000
Exercise price (in Dollars per share)						$ 750